SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation.
The unaudited combined financial statements have been derived from the consolidated financial statements and accounting records of GE, including the historical cost basis of assets and liabilities comprising the Company, as well as the historical revenues, direct costs, and allocations of indirect costs attributable to the operations of the Company, using the historical accounting policies applied by GE. These unaudited combined financial statements do not purport to reflect what the results of operations, comprehensive income, financial position, or cash flows would have been had the Company operated as a separate, stand-alone entity during the periods presented.
We have prepared the accompanying unaudited combined financial statements pursuant to the rules and regulations of the Securities and Exchange Commission (SEC) applicable to interim financial statements. Accordingly, certain information related to our significant accounting policies and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles (U.S. GAAP) have been condensed or omitted. These unaudited combined financial statements reflect, in the opinion of management, all material adjustments (which include only normally recurring adjustments) necessary to fairly state, in all material respects, our financial position, results of operations, and cash flows for the periods presented. These unaudited combined financial statements should be read in conjunction with our audited combined financial statements, corresponding notes and significant accounting policies for the year ended December 31, 2023, included in our information statement dated March 8, 2024, which was furnished as Exhibit 99.1 to a Current Report on Form
8-K
furnished with the SEC on March 8, 2024 (the Information Statement). The information presented in tables throughout the footnotes is presented in millions of U.S. dollars unless otherwise stated. Certain columns and rows may not add due to the use of rounded numbers. Percentages presented are calculated from the underlying numbers in millions.

Basis of Presentation.
The combined financial statements have been derived from the consolidated financial statements and accounting records of GE, including the historical cost basis of assets and liabilities comprising the Company, as well as the historical revenues, direct costs, and allocations of indirect costs attributable to the operations of the Company, using the historical accounting policies applied by GE. These combined financial statements do not purport to reflect what the results of operations, comprehensive income, financial position, or cash flows would have been had the Company operated as a separate, stand-alone entity during the periods presented.
The combined financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and present the historical results of operations, comprehensive income and losses, and cash flows for the years ended December 31, 2023, 2022 and 2021 and the financial position as of December 31, 2023 and 2022. The information presented in tables throughout the footnotes is presented in millions of U.S. dollars unless otherwise stated.

Consolidation
All intercompany balances and transactions within the Company have been eliminated in the combined financial statements. As described in Note 22, transactions between the Company and GE have been included in these combined financial statements. Certain financing transactions with GE are deemed to have been settled immediately through Net parent investment in the Combined Statement of Financial Position and are accounted for as a financing activity in the Combined Statement of Cash Flows as Transfers from (to) Parent.
The Combined Statement of Financial Position reflects all of the assets and liabilities of GE that are specifically identifiable as being directly attributable to the Company, including Net parent investment as a component of equity. Net parent investment represents GE’s historical investment in the Company and includes accumulated net income and losses attributable to the Company and the net effect of transactions with GE and its subsidiaries.

GE used a centralized approach to cash management and financing of its operations. These arrangements may not be reflective of the way the Company would have financed its operations had it been a separate, stand-alone entity during the periods presented. The GE centralized cash management arrangements are excluded from the asset and liability balances in the Combined Statement of Financial Position. These amounts have instead been included in Net parent investment as a component of equity. GE’s third-party debt and, unless specifically attributable, the related interest expense, has not been attributed to the Company because the Company is not the legal obligor of the debt and the borrowings are not specifically identifiable to the Company. See Note 22 for further information.
The Combined Statement of Income (Loss) includes expense allocations for certain corporate, infrastructure, and shared services expenses provided by GE on a centralized basis (GE Corporate Costs), including, but not limited to, finance, supply chain, human resources, information technology, insurance, employee benefits, and other expenses that are either specifically identifiable or clearly applicable to the Company. These expenses have been allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis using an applicable measure of headcount, revenue, or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or the benefit received by GE Vernova during the periods presented. However, the GE Corporate Costs allocations may not be indicative of the actual expense that would have been incurred had the Company operated as an independent, stand-alone public entity, nor are they indicative of the Company’s future expenses.
All intercompany balances and transactions within the Company have been eliminated in the combined financial statements. As described in Note 22, transactions between the Company and GE have been included in these combined financial statements. Certain financing transactions with GE are deemed to have been settled immediately through Net parent investment in the Combined Statement of Financial Position and are accounted for as a financing activity in the Combined Statement of Cash Flows as Transfers (to) from Parent.
The Combined Statement of Financial Position reflects all of the assets and liabilities of GE that are specifically identifiable as being directly attributable to the Company, including Net parent investment as a component of equity. Net parent investment represents GE’s historical investment in the Company and includes accumulated net income and losses attributable to the Company and the net effect of transactions with GE and its subsidiaries.

GE uses a centralized approach to cash management and financing of its operations. These arrangements may not be reflective of the way the Company would have financed its operations had it been a separate, stand-alone entity during the periods presented. The GE centralized cash management arrangements are excluded from the asset and liability balances in the Combined Statement of Financial Position. These amounts have instead been included in Net parent investment as a component of equity. GE’s third-party debt and, unless specifically attributable, the related interest expense, has not been attributed to the Company because the Company is not the legal obligor of the debt and the borrowings are not specifically identifiable to the Company. See Note 22 for further information.
The Combined Statement of Income (Loss) includes expense allocations for certain corporate, infrastructure, and shared services expenses provided by GE on a centralized basis (“GE Corporate Costs”), including, but not limited to, finance, supply chain, human resources, information technology, insurance, employee benefits, and other expenses that are either specifically identifiable or clearly applicable to the Company. These expenses have been allocated to the Company on the basis of direct usage when identifiable, with the remainder allocated on a pro rata basis using an applicable measure of headcount, revenue, or other allocation methodologies that are considered to be a reasonable reflection of the utilization of services provided or the benefit received by GE Vernova during the periods presented. However, the GE Corporate Costs allocations may not be indicative of the actual expense that would have been incurred had the Company operated as an independent, stand-alone public entity, nor are they indicative of the Company’s future expenses. See Note 22 for further information.

Estimates and Assumptions
Estimates and Assumptions.
The preparation of the combined financial statements in conformity with U.S. GAAP requires management to make estimates based on assumptions about current, and for some estimates, future, economic and market conditions which affect reported amounts and related disclosures in the combined financial statements. We believe these assumptions to be reasonable under the circumstances and although our current estimates contemplate current and expected future conditions, as applicable, it is reasonably possible that actual conditions could differ from our expectations, which could materially affect our results of operations, financial position and cash flows.
Estimates are used for, but are not limited to, determining revenues from contracts with customers, recoverability of inventory, long-lived assets and investments, valuation of goodwill and intangible assets, useful lives used in depreciation and amortization, income taxes and related valuation allowances, accruals for contingencies including legal, product warranties and environmental, actuarial assumptions used to determine costs of pension and postretirement benefits, valuation and recoverability of receivables, valuation of derivatives, and valuation of assets acquired and liabilities assumed as a result of acquisitions.

Estimates and Assumptions.
The preparation of the combined financial statements in conformity with U.S. GAAP requires management to make estimates based on assumptions about current, and for some estimates, future, economic and market conditions which affect reported amounts and related disclosures in the combined financial statements. We believe these assumptions to be reasonable under the circumstances and although our current estimates contemplate current and expected future conditions, as applicable, it is reasonably possible that actual conditions could differ from our expectations, which could materially affect our results of operations, financial position and cash flows.
Estimates are used for, but are not limited to, determining revenue from contracts with customers, recoverability of inventory, long-lived assets and investments, valuation of goodwill and intangible assets, useful lives used in depreciation and amortization, income taxes and related valuation allowances, accruals for contingencies including legal, product warranties and environmental, actuarial assumptions used to determine costs of pension and postretirement benefits, valuation and recoverability of receivables, valuation of derivatives, and valuation of assets acquired and liabilities assumed as a result of acquisitions.

Revenues from the Sale of Equipment
Revenues from the Sale of Equipment.
Sales of equipment includes the sales of gas turbines, wind turbines and repower units, and other power generation equipment related to energy production.
Performance Obligations Satisfied Over Time.
We recognize revenue on agreements for the sale of customized goods including power generation equipment and long-term construction contracts on an over-time basis as we customize the customer’s equipment during the manufacturing or integration process and obtain right to payment for work performed.
We recognize revenue as we perform under the arrangements using the percentage of completion method, which is based on our costs incurred to date relative to our estimate of total expected costs and the transaction price to which we expect to be entitled. Variable consideration is included in the transaction price if, in our judgment, it is expected that a significant future reversal of cumulative revenue under the contract will not occur. Some of our contracts with customers for the sale of equipment contain clauses for the payment of liquidated damages related to milestones established for on-time delivery or meeting certain performance specifications. On an ongoing basis, we evaluate the probability and magnitude of liquidated damages. This is factored into our estimate of variable consideration using the expected value method taking into consideration progress towards meeting contractual milestones, specified liquidated damages rates, if applicable, and history of paying liquidated damages to the customer or similar customers. Our estimate of costs to be incurred to fulfill our promise to a customer is based on our history of manufacturing or constructing similar assets for customers and is updated routinely to reflect changes in quantity or cost of the inputs. In certain projects, such as new product introductions, the underlying technology or promise to the customer is unique to what we have historically promised and reliably estimating the total cost to fulfill the promise to the customer requires a significant level of judgment. Where the profit from a contract cannot be estimated reliably, revenue is only recognized equaling the cost incurred to the extent that it is probable that the costs will be recovered. We provide for a potential loss on these agreements when it is expected that we will incur such loss.
During 2023, primarily as a result of changes in product and project cost estimates, we recorded additional project losses for certain Offshore Wind Haliade-X contracts of $379 million. Further changes in our execution timelines or other adverse developments could result in further losses beyond the amounts that we currently estimate.
Our billing terms for these over-time contracts are generally based on achieving specified milestones. The differences between the timing of our revenue recognized (based on costs incurred) and customer billings (based on contractual terms) results in changes to our contract asset or contract liability positions. See Note 9 for further information.
Performance Obligations Satisfied at a Point in Time.
We recognize revenue on agreements for non-customized equipment and other goods we manufacture on a standardized basis for sale to the market at the point in time that the customer obtains control of the product, which is generally no earlier than when the customer has physical possession. We recognize revenue based on the transaction price to which we expect to be entitled based on our history and estimates regarding variable consideration such as performance and delivery commitments. We use proof of delivery for certain large equipment with more complex logistics, whereas the delivery of other equipment is estimated based on historical averages of in-transit periods (i.e., time between shipment and delivery).
Where arrangements include customer acceptance provisions based on seller or customer-specified objective criteria, we recognize revenue when we have concluded that the customer has control of the equipment, and that acceptance is likely to occur. We do not provide for anticipated losses on point-in-time transactions prior to transferring control of the equipment to the customer.
Our billing terms for these point-in-time equipment contracts generally coincide with delivery to the customer; however, we receive progress collections from customers for large equipment purchases to generally reserve production slots.

Revenues from the Sale of Services
Revenues from the Sale of Services.
Sales of services includes sales from contracts that include the sales of parts and labor associated with servicing customers’ installed base in addition to software related offerings, extended warranties, equipment upgrades, and other aftermarket-type activities. Consistent with the way we manage our businesses and interact with customers, we refer to sales under service agreements, which includes both goods (such as spare parts and equipment upgrades) and related services (such as monitoring, maintenance and repairs) as sales of “services,” which is an important part of our operations. See Note 9 for further information.
Performance Obligations Satisfied Over Time.
We enter into long-term service agreements, which we refer to as contractual service agreements, with our customers within our Power segment. These agreements require us to provide preventative and routine maintenance, outage services, and standby “warranty type” services that include certain levels of assurance regarding asset performance and uptime throughout the contract periods, which generally range from 5 to 25 years. We account for items that are integral to the maintenance of the equipment as part of our performance obligation unless the customer has a substantive right to make a separate purchasing decision for services such as equipment upgrades. When determined to be a separate performance obligation, revenue for equipment upgrades is recognized over time as our performance enhances the customer’s asset.
We recognize revenue as we perform under these arrangements using the percentage of completion method, which is based on our costs incurred to date relative to our estimate of total expected costs and the transaction price to which we expect to be entitled under the terms of the contract. Variable consideration is included in the transaction price if, in our judgment, it is expected that a significant future reversal of cumulative revenue under the contract will not occur. Throughout the life of a contract, this measure of progress captures the nature, timing and extent of our underlying performance activities as our stand-ready services often fluctuate between routine inspections and maintenance, unscheduled service events and major outages at pre-determined usage intervals. We provide for a potential loss on these agreements when it is expected that we will incur such loss.
Our billing terms for these arrangements are generally based on the customers’ utilization of the equipment (e.g., per hour of usage) and upon the occurrence of a major maintenance event within the contract, such as an outage. The differences between the timing of our revenue recognized (based on costs incurred) and customer billings (based on contractual terms) result in changes to our contract asset or contract liability positions. See Note 9 for further information.
We also enter into long-term service agreements, which we refer to as flexible service agreements, in our Wind segment. Revenues are recognized for these arrangements on a straight-line basis consistent with the nature, timing and extent of our services, which primarily relate to routine maintenance and as needed equipment repairs. We generally invoice periodically as services are provided.
Performance Obligations Satisfied at a Point in Time.
We sell certain product upgrades and tangible products, largely spare parts, through our services businesses. We recognize revenues and bill our customers at the point in time that the customer obtains control of the goods, generally upon delivery to the customer.

Cash, Cash Equivalents and Restricted Cash
Cash, Cash Equivalents and Restricted Cash.
The cash presented in the Combined Statement of Financial Position represents cash not subject to the GE centralized cash management process. Cash held in the GE centralized cash management process and commingled accounts with GE, or its affiliates, is presented within Net parent investment in the Combined Statement of Financial Position. Short-term investments and money market instruments with original maturities of three months or less are included in Cash, cash equivalents and restricted cash. Restricted cash primarily relates to funds restricted in connection with contractual and legal restrictions and amounted to $50 million and $410 million as of December 31, 2023 and 2022, respectively.

Customer Receivables
Customer Receivables.
Amounts due from customers arising from the sales of equipment and services are recorded at the outstanding amount, less allowance for losses. We regularly monitor the recoverability of our receivables. See Note 4 for further information.

Allowance for Credit Losses
Allowance for Credit Losses.
When we record customer receivables, contract assets and financing receivables, as well as financial guarantees and certain commitments, we record an allowance for credit losses for the current expected credit losses inherent in the asset over its expected life. The allowance for credit losses is a valuation account deducted from the amortized cost basis of the assets to present the assets’ net carrying value at the amount expected to be collected. In each period, the allowance for credit losses is adjusted through earnings to reflect expected credit losses over the remaining lives of the assets.
We estimate expected credit losses based on relevant information about past events, including historical experience, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. When measuring expected credit losses, we pool assets with similar country risk and credit risk characteristics. Changes in the relevant information may significantly affect the estimates of expected credit losses.

Inventories
Inventories.
All inventories are stated at lower of cost or realizable values. Cost of inventories is primarily determined on a first-in, first-out basis. Write-downs for excess, slow moving, and obsolete inventory are recorded as necessary. To determine these amounts, inventory quantities on-hand are regularly reviewed and compared to historical utilization and estimates of future product demand, market conditions, and technological developments. See Note 5 for further information.

Property, Plant and Equipment		Property, Plant and Equipment. The cost of property, plant and equipment is generally depreciated on a straight-line basis over its estimated economic life. See Note 6 for further information.
Leases
Leases.
At lease commencement, we record a lease liability and corresponding right-of-use (“ROU”) asset, included in Property, plant and equipment. Options to extend the lease are included as part of the ROU asset and liability when it is reasonably certain the Company will exercise the option. We have elected to include lease and non-lease components in determining our lease liability for all leased assets except our vehicle leases. Non-lease components are generally services that the lessor performs for the Company associated with the leased asset. As the Company’s leases typically do not provide an implicit rate, the present value of our lease liability is determined using GE’s incremental collateralized borrowing rate at lease commencement. For leases with an initial term of 12 months or less, an ROU asset and lease liability are not recognized and lease expense is recognized on a straight-line basis over the lease term. Certain of our leases include provisions for variable lease payments which are based on, but not limited to, maintenance, insurance, taxes, index escalations, and usage-based amounts. The Company recognizes variable lease payments not included in its lease liabilities in the period in which the obligation for those payments is incurred. We test ROU assets whenever events or changes in circumstance indicate that the asset may be impaired. See Note 6 and Note 7 for further information.

Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets.
We test goodwill for impairment at the reporting unit level annually in the fourth quarter of each year using October 1st as the measurement date. We also test goodwill for impairment when an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying value. We recognize an impairment charge if the carrying amount of a reporting unit exceeds its fair value.
For other intangible assets, cost is generally amortized on a straight-line basis over the asset’s estimated economic life. Amortizable intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the related carrying amounts may not be recoverable. In these circumstances, they are tested for impairment based on undiscounted cash flows and, if impaired, written down to estimated fair value based on either discounted cash flows or appraised values. See Note 8 for further information.

Derivatives and Hedging
Derivatives and Hedging.
We use derivatives to reduce the earnings, equity, and cash flow volatility associated with risks related to foreign currency and commodity prices. We use derivatives solely for managing risks and do not use derivatives for speculative purposes.
Accounting for derivatives as hedges requires that, at inception and over the term of the arrangement, the hedged item and related derivative meet the requirements for hedge accounting. In evaluating whether a particular relationship qualifies for hedge accounting, we test effectiveness at inception and each reporting period thereafter by determining whether changes in the fair value of the derivative instrument offset, within a specified range, changes in the fair value of the hedged item. If fair value changes fail this test, we discontinue the application of hedge accounting to that relationship prospectively. Fair value of both the derivative instrument and the hedged item are calculated using internal valuation models incorporating market-based assumptions.
We use economic hedges when we have exposures to foreign exchange and commodity risk for which we are unable to meet the requirements for hedge accounting. These derivatives are not designated as hedges from an accounting standpoint but otherwise serve the same economic purpose as other hedging arrangements. Although derivatives may be effective economic hedges, there may be a net effect on earnings in each period due to differences in the timing of earnings recognition between the derivatives and the hedged items. See Note 18 for further information.

Equity Method Investments
Equity Method Investments.
Investments in which we have the ability to exercise significant influence, but do not control, are accounted for under the equity method of accounting. While a voting percentage of 20% is generally presumed to demonstrate significant influence, other indicators such as board representation or participation in policy-making processes are considered in determining whether significant influence exists. Equity method investments are assessed for other-than-temporary impairment when events occur or circumstances change that indicate it is more likely than not the fair value of the asset is below its carrying value. Our proportionate interest in any intra-entity profits or losses of an equity method investment are eliminated until the related profit and losses are realized by the investee. Our share of the results of equity method investments is recognized within Other (income) expense – net in the Combined Statement of Income (Loss). See Note 11 for further information.
Variable Interest Entities
Variable Interest Entities.
Arrangements in which voting or similar rights may not be indicative of control are reviewed under the guidance for variable interest entities (“VIEs”). We consolidate VIEs for which we are the primary beneficiary, and if we are not the primary beneficiary and an ownership interest is held, the VIE is generally accounted for under the equity method of accounting. When assessing the determination of the primary beneficiary, we consider all relevant facts and circumstances, including our power to direct the activities of the VIE that most significantly impact its economic performance and the obligation to absorb the expected losses and/or the right to receive the expected returns of the VIE. See Note 19 for further information.

Income Taxes
Income Taxes.
The Company’s income tax provision was prepared using the separate return method. The calculation of income taxes on a separate return basis requires considerable judgment and use of both estimates and allocations. As a result, actual transactions included in the consolidated financial statements of GE may not be included in the GE Vernova combined financial statements. Similarly, the tax treatment of certain items reflected in the combined financial statements of GE Vernova may not be reflected in the consolidated financial statements and tax returns of GE. Therefore, items such as net operating losses, credit carryforwards, and valuation allowances may exist in the stand-alone GE Vernova combined financial statements that may or may not exist in GE’s consolidated financial statements. In the future, as a stand-alone entity, GE Vernova will file tax returns on its own behalf and its deferred taxes and actual income tax rate may differ from those in the historical periods.
All income taxes due to or due from GE that have not been settled or recovered by the end of the period are reflected in Net parent investment. Any differences between actual amounts paid or received by the Company and taxes accrued under the separate return method are deemed to be settled and are reflected in Net parent investment in the Combined Statement of Financial Position.
Current tax obligations in jurisdictions where the Company does not file a consolidated tax return with GE, including certain foreign and certain U.S. state tax jurisdictions, are recorded as accrued liabilities within All other liabilities in the Combined Statement of Financial Position. The effects of tax adjustments and settlements with taxing authorities are presented in our combined financial statements in the period to which they relate.
The tax benefit associated with uncertain tax positions meeting the more likely than not recognition threshold are measured at the amount of benefit that the Company believes has a greater than 50% likelihood of realization upon settlement. Tax benefits not meeting the measurement or realization criteria represent unrecognized tax benefits. The Company recognizes interest related to income tax matters in Interest and other financial charges – net in the Combined Statement of Income (Loss). Penalties related to income tax matters are recorded in Provision (benefit) for income taxes in the Combined Statement of Income (Loss). Our policy is to adjust these reserves when facts and circumstances change, such as the actual settlement or effective settlement of positions with the relevant taxing authorities.
Deferred income tax balances reflect the effects of temporary differences between the carrying amounts of assets and liabilities and their tax bases, as well as from net operating loss and tax credit carryforwards, and are stated at enacted tax rates expected to be in effect when those taxes are paid or recovered. Deferred income tax assets represent amounts available to reduce income taxes payable on taxable income in future years. We evaluate the recoverability of these future tax deductions and credits by assessing the adequacy of future expected taxable income from all sources, including reversal of taxable temporary differences, forecasted operating earnings and available tax planning strategies. To the extent we consider it more likely than not that a deferred tax asset will not be recovered, a valuation allowance is established. Deferred taxes, as needed, are provided for our investment in foreign affiliates and associated companies when we plan to remit those earnings. See Note 15 for further information.
Postretirement Benefit Plans
Postretirement Benefit Plans.
Certain employees, former employees and retirees of the Company participate in postretirement benefit plans sponsored by the Company. On January 1, 2023, in advance of the Separation, certain pension and retiree health and life benefit plans previously sponsored by GE were legally separated or allocated to GE Vernova. Prior to 2023, these plans were accounted for through multiemployer accounting with a proportionate allocation of net periodic benefit costs associated with the Company recorded in the Combined Statement of Income (Loss). The related assets and liabilities for these plans are reflected in the Combined Statement of Financial Position beginning in 2023.
Management presents these plans sponsored by the Company in three categories: principal pension plans, other pension plans, and principal retiree benefit plans. Plan assets are categorized for disclosure purposes in accordance with the fair value hierarchy. Benefits are calculated using significant inputs to the actuarial models that measure benefit obligations and related effects on operations. The Company evaluates critical assumptions, including discount rates and expected return on assets, at least annually on a plan and country-specific basis. Actual results in any given year often will differ from actuarial assumptions because of economic and other factors.
Projected benefit obligations are measured as the present value of expected payments. We discount those cash payments using the weighted average of market-observed yields for high-quality fixed-income securities with maturities that correspond to the expected timing of benefit payments. Generally, lower discount rates increase present values and increase subsequent-year pension expense, while higher discount rates decrease present values and decrease subsequent-year pension expense. The components of net periodic benefit costs, other than the service cost component, are recognized within Non-operating benefit income in the Combined Statement of Income (Loss). The Company delays recognition of gains and losses and subsequently amortizes these amounts into earnings over the remaining average future service of active employees or the expected life of inactive participants, as applicable, who participate in the plan. For most pension plans and principal retiree benefit plans, gains and losses are amortized using a straight-line or a corridor amortization method. See Note 13 for further information.

Loss Contingencies
Loss Contingencies.
Loss contingencies are existing conditions, situations or circumstances involving uncertainty as to possible loss that will ultimately be resolved when future events occur or fail to occur. Such contingencies include, but are not limited to warranties, environmental obligations, litigation, regulatory investigations and proceedings, and losses resulting from other events and developments. When a loss is considered probable and reasonably estimable, we record a liability in the amount of our best estimate for the ultimate loss. When there appears to be a range of possible costs with equal likelihood, liabilities are based on the low end of such range. Disclosure is provided for material loss contingencies when a loss is probable but a reasonable estimate cannot be made, and when it is reasonably possible that a loss will be incurred or the amount of a loss will exceed the recorded provision. We regularly review contingencies to determine whether the likelihood of loss has changed and to assess whether a reasonable estimate of the loss or range of loss can be made. See Note 20 for further information.

Supply Chain Finance Programs
Supply Chain Finance Programs.
We evaluate supply chain finance programs to ensure where we use a third-party intermediary to settle our trade payables, their involvement does not change the nature, existence, amount, or timing of our trade payables and does not provide the Company with any direct economic benefit. If any characteristics of the trade payables change or we receive a direct economic benefit, we reclassify the trade payables as borrowings.

Accounts Payable and Equipment Project Payables
Accounts Payable and Equipment Project Payables
. Accounts payable and equipment project payables include amounts due to suppliers and liabilities for costs and expenses incurred or accrued for which invoices have not been received.
Fair Value Measurements
Fair Value Measurements.
The following sections describe the valuation methodologies we use to measure financial and non-financial instruments accounted for at fair value, including certain assets within our pension plans and retiree benefit plans. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect our market assumptions. These inputs establish a fair value hierarchy:

Level 1 -	Quoted prices for identical instruments in active markets;
Level 2 -	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable; and
Level 3 -	Significant inputs to the valuation model are unobservable.
Recurring Fair Value Measurements.
For financial assets and liabilities measured at fair value on a recurring basis, fair value is the price we would receive to sell an asset or pay to transfer a liability in an orderly transaction with a market participant at the measurement date. In the absence of active markets for the identical assets or liabilities, such measurements involve developing assumptions based on market observable data and, in the absence of such data, internal information that is consistent with what market participants would use in a hypothetical transaction that occurs at the measurement date.
Derivatives.
Derivative assets and liabilities primarily represent foreign currency and commodity forward contracts. The majority of our derivatives are valued using internal models. The models maximize the use of market observable inputs including interest rate curves and both forward and spot prices for currencies and commodities and therefore are considered Level 2. See Note 18 for further information.
Nonrecurring Fair Value Measurements.
Certain assets and liabilities are measured at fair value on a nonrecurring basis. These assets and liabilities may include long-lived assets and loans reduced to fair value upon classification as held for sale, impaired equity method investments, loans, and long-lived assets, assets acquired and liabilities assumed in connection with business combinations, and remeasured retained investments in formerly consolidated subsidiaries upon a change in control that results in the deconsolidation of that subsidiary and retention of a noncontrolling stake in the entity. Assets written down to fair value when impaired and retained investments are not subsequently adjusted to fair value unless further impairment occurs.
Equity Method Investments.
Equity method investments are initially recorded at cost and are adjusted in each period for the Company’s share of the investee’s income or loss and dividends paid. In instances of impairment, equity method investments are written down to fair value using market observable data such as quoted prices when available. When market observable data is unavailable, investments are valued using either a discounted cash flow model, comparative market multiples, third-party pricing sources or a combination of these approaches, as appropriate. These investments are generally valued using Level 3 inputs.
Financing Receivables.
When financing receivables are held for sale, we generally use market data, including pricing on recently closed market transactions, to value financing receivables. Such financing receivables are valued using Level 2 inputs. When the data is unobservable, we use valuation methodologies using current market interest rate data adjusted for inherent credit risk. Such financing receivables are valued using Level 3 inputs.
Long-lived Assets.
Fair values of long-lived assets are primarily derived internally and are corroborated by available external appraisal information as applicable. These assets are generally valued using Level 3 inputs.

Restructuring Costs
Restructuring Costs
. We record liabilities for costs associated with exit or disposal activities in the period in which the liability is incurred. Employee termination costs are accrued when the restructuring actions are probable and estimable. Costs for one-time termination benefits in which the employee is required to render service until termination in order to receive the benefits are recognized ratably over the future service period. See Note 21 for further information.

Research and Development.
Research and Development
. The Company conducts research and development (“R&D”) activities to continually enhance our existing products and services, develop new products and services to meet our customers’ changing needs and requirements, and address new market opportunities. This includes internal R&D expenses as well as expenses incurred for R&D services from GE or other third parties. R&D costs are expensed as incurred
.

Government Assistance
Government Assistance.
We receive grants, incentives, and refundable tax credits from various federal, state, local, and foreign governments in exchange for compliance with certain conditions relating to our activities in a specific jurisdiction which encourage investment, job creation and retention, and environmental objectives including clean energy production and emissions reductions. We recognize government incentives as a reduction to the related expense or asset when there is reasonable assurance that the Company will comply with the conditions of the incentive, the incentive is received or is probable of receipt, and the amount is determinable. Government grants resulted in reductions of $71 million and $56 million to Research and development expenses for the years ended December 31, 2023 and 2022, respectively. As a result of the advanced manufacturing credits provided by the Inflation Reduction Act, which went into effect in 2023, our Wind business also recognized a $234 million reduction to Cost of equipment for the year ended December 31, 2023.

Foreign Currency
Foreign Currency.
We determine the functional currency of foreign subsidiaries based on their primary operations that generate and expend cash. The functional currency for many of our international operations is the local currency, and for other international operations, the functional currency is the U.S. Dollar. When the functional currency is not the U.S. Dollar, asset and liability accounts are translated at period-end exchange rates, and the Company translates functional currency income and expense amounts to their U.S. Dollar equivalents using average exchange rates for the period. The U.S. Dollar effects that arise from changing translation rates from functional currencies are recorded in Accumulated other comprehensive income (loss) – net attributable to GE Vernova (“AOCI”) in the Combined Statement of Financial Position.
Gains and losses from foreign currency transactions, such as those resulting from the settlement of monetary items in non-functional currency and those resulting from remeasurements of monetary items, are included in Cost of equipment, Cost of services and Selling, general and administrative expenses depending on the underlying nature of the item. Net gains from foreign currency transactions were $80 million, $57 million and $66 million for the years ended December 31, 2023, 2022 and 2021, respectively.
Recent Accounting Pronouncements.
In November 2023, the FASB issued ASU No. 2023-07,
Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures
. The amendments are intended to increase reportable segment disclosure requirements primarily through enhanced disclosures about significant segment expenses. The ASU is effective on a retrospective basis for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. We are currently evaluating the impact that this guidance will have on the disclosures within our combined financial statements.
In December 2023, the FASB issued ASU No. 2023-09,
Income Taxes (Topic 740): Improvements to Income Tax Disclosures
. The amendments require disclosure of specific categories in the rate reconciliation and provide additional information for reconciling items that meet a quantitative threshold. The amendment also includes other changes to improve the effectiveness of income tax disclosures, including further disaggregation of income taxes paid for individually significant jurisdictions. The ASU is effective for fiscal years beginning after

December 15, 2024, with early adoption permitted. We are currently evaluating the impact that this guidance will have on the disclosures within our combined financial statements.